Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions
Schedule of provisions

	Current liabilities		Non-current liabilities
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Payroll, related charges and other remunerations (i)	1,101	725	—	—
Onerous contracts (note 19)	102	101	364	473
Environment Restoration	30	10	79	111
Asset retirement obligations (note 26)	87	47	3,081	2,472
Provisions for litigation (note 27)	—	—	1,473	839
Employee postretirement obligations (note 28)	74	69	2,030	1,853

Provisions	1,394	952	7,027	5,748

(i)  Includes profit sharing provision US$780 and US$331 for the year ended December 31, 2017 and 2016, respectively.